OTHER RECEIVABLES	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
OTHER RECEIVABLES

11.	OTHER RECEIVABLES

	December 31,	June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Financial assets:
Deposits	3	3	—
Financials asset	3	3	—

Staff advance	12	12	2
Others	3	6	1
Total amount	15	18	3

Total	18	21	3